Acquisitions (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 27, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Apr. 18, 2019 CNY (¥)	Mar. 21, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2021
Cash consideration							¥ 230,000
Disposal loss from a subsidiary					¥ (5,498)	$ (863)
FT Synergy Pty Ltd [Member]
Equity Method Investment, Ownership Percentage								15.00%
Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life					17 years	17 years
Ganzhou Micro Finance [Member]
Equity interest (as a percent)				100.00%
Cash consideration				¥ 230,000			230,000
Ganzhou Micro Finance [Member] | Licensing Agreements [Member]
Identifiable intangible assets acquired, estimated useful life					17 years	17 years
FT Synergy [Member]
Equity interest (as a percent)			100.00%
Business Acquisition Aggregate Purchase Price			¥ 16,191
Disposal loss from a subsidiary					¥ 5,498
FT Synergy [Member] | NCA Development Unit Trust [Member]
Business acquisition percentage of equity interest transferred in subsidiaries	85.00%
Qilehui [Member]
Equity interest (as a percent)		100.00%
Cash consideration	¥ 0
Business Acquisition Aggregate Purchase Price		¥ 10,000
Ganzhou Aixin Micro Finance [Member]
Cash consideration				¥ 230,000
Revenue from acquisition							21,846
Net income arising from acquisition							¥ 1,323